[GRAPHIC OMITTED]                                      One Franklin Parkway
                                                       San Mateo, CA 94403-1906
                                                       tel 650/312.2000
                                                       franklintempleton.com




                                  July 5, 2007


VIA EDGAR TRANSMISSION (CIK #0000837274)

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Franklin Templeton Variable Insurance Products Trust (the "Trust")
    File Nos. 033-23493 and 811-05583

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that each form of Prospectus and Statement of Additional Information for the Franklin Templeton VIP Founding Funds Allocation, a series of the Trust, that would have been filed under Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A (the "Post-Effective Amendment"), which as filed electronically with the Securities and Exchange Commission on June 27, 2007.

Sincerely,

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


/s/ Karen L. Skidmore

Karen L. Skidmore
Vice President and Secretary